Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes
31.	Income taxes
a)	Income tax expenses is comprised of the following:

	2021	2020
	$	$
Current tax
Current year	(155,714)	327,412

Deferred tax
Origination and reversal of temporary differences	(5,095,595)	6,816,080
Recognition of previously unrecognized tax assets	—	(170,082)
Change in unrecognized deductible temporary differences	4,511,349	(5,939,998)
	(584,246)	706,000
Income tax expense (recovery)	(739,960)	1,033,412

b)	Reconciliation of effective tax rate

	2021	2020
	$	$
Income (loss) before income taxes	(39,171,899)	42,801,816
Income tax rates	26.5%	26.5%
Income tax expense (recovery) at the combined basic Federal and Provincial tax rates	(10,380,553)	11,342,481
Permanent differences	5,079,805	(5,072,219)
Tax rate changes	8,334	37,443
Prior year adjustment	60,533	835,787
Recognition of previously unrecognized tax assets	—	(170,082)
Change in unrecognized deductible temporary differences	4,511,349	(5,939,998)
Other	(19,428)	—
Income tax expense (recovery)	(739,960)	1,033,412

The applicable statutory tax rates are 26.5% in 2021 and 26.5% in 2020. The Company's applicable tax rate is the Canadian combined rates applicable in the jurisdiction in which the Company operates.

31.	Income taxes (continued)
c)	Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities:

As at December 31, 2021 and 2020, recognized deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2021	2020	2021	2020	2021	2020
	$	$	$	$	$	$
Non-capital losses carried forward	1,705,073	4,982,328	—	—	1,705,073	4,982,328
Strategic investments	—	—	(656,507)	(4,919,499)	(656,507)	(4,919,499)
Investment tax credits	—	—	—	(273,854)	—	(273,854)
Royalty receivable	—	—	(333,543)	(280,900)	(333,543)	(280,900)
Property and equipment	—	—	(147,127)	(25,273)	(147,127)	(25,273)
Intangibles	—	—	(468,167)	—	(468,167)	—
Deferred income	—	—	(21,000)	—	(21,000)	—
Right-of-use assets net of liabilities	—	—	(121,123)	(188,802)	(121,123)	(188,802)
Tax assets (liabilities)	1,705,073	4,982,328	(1,747,467)	(5,688,328)	(42,394)	(706,000)
Set off of tax	(1,705,073)	(4,982,328)	1,705,073	4,982,328	—	—
Net tax assets (liabilities)	—	—	(42,394)	(706,000)	(42,394)	(706,000)

Deferred taxes from temporary differences and unused tax losses and tax credits are summarized as follows:

		Recognized		Recognized	Recognized in
	January 1,	in profit or	December	in profit or	business	December
	2020	loss	31, 2020	loss	combination	31, 2021
	$	$	$	$	$	$
Deferred tax assets (liabilities)
Property and equipment	—	—	—	621	(2,840)	(2,219)
Intangible assets	—	—	—	93,583	(559,949)	(466,366)
Deferred income	—	—	—	(21,000)	—	(21,000)
Non-capital losses carried forward	—	—	—	(194,958)	642,149	447,191
Investment tax credit	—	(706,000)	(706,000)	706,000	—	—
	—	(706,000)	(706,000)	584,246	79,360	(42,394)

31.	Income taxes (continued)

As at December 31, 2021 and 2020, the amounts and expiry dates of tax attributes and temporary differences for which no deferred tax assets were recognized are as follows:

	December 31, 2021		December 31, 2020
	Federal	Provincial	Federal	Provincial
	$	$	$	$
Research and development expenses,
Without time limitation:	11,399,104	—	9,917,779	9,511,671

Federal research and development investment tax credits:
2029	299,881	—	—	—
2030	89,879	—	—	—
2031	223,759	—	—	—
2032	186,031	—	—	—
2033	105,216	—	—	—
2034	212,609	—	361,430	—
2035	488,555	—	488,555	—
2036	359,594	—	359,594	—
2037	253,885	—	253,885	—
2038	186,015	—	186,015	—
2039	465,535	—	411,540	—
2040	101,562	—	142,367	—
2041	359,115	—	—	—
	3,331,636	—	2,203,386	—

	December 31, 2021			December 31, 2020
	Federal	Provincial	Italy	Federal	Provincial
	$	$	$	$	$
Tax losses carried forward:
2032	628,948	—	—	—	—
2033	2,047,643	1,490,639	—	—	—
2034	589,007	589,007	—	—	—
2035	703,664	416,827	—	—	—
2036	3,579,827	3,440,527	—	—	—
2037	1,577,876	1,568,739	—	—	—
2038	5,716,536	5,650,620	—	3,715,297	—
2039	4,163,315	4,079,919	—	4,163,315	1,108,382
2040	2,710,255	2,659,255	—	—	—
Indefinite	—	—	815,620	—	—
	21,717,071	19,895,533	815,620	7,878,612	1,108,382

31.	Income taxes (continued)

	December 31, 2021		December 31, 2020
	Federal	Provincial	Federal	Provincial
	$	$	$	$
Other deductible temporary differences,
Without time limitation:

Financing costs	1,100,504	1,100,504	1,538,633	1,538,633
Intangible assets	3,712,181	3,431,133	3,908,608	3,599,602
Capital losses	464,768	464,768	—	—
	5,277,453	4,996,405	5,447,241	5,138,235

Deferred tax assets and investment tax credits have not been recognized in respect to these items because it is uncertain that future taxable profit will be available against which the Company can utilise the benefits therefrom. The generation of future taxable profit depends on the successful commercialisation of the Company’s products and technologies.